Prepayments (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Prepayments
Prepaid mining equipment purchase prices		$ 18,175,800
Prepaid expenses	$ 343,597	20,625
Total prepayments	$ 343,597	$ 18,196,425